Investments in Marketable Securities Available-for sale (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Aggregate Cost	$ 771	$ 150
Gross Unrealized Gains	17	22
Gross Unrealized Losses	0	0
Aggregate Market Value	$ 788	$ 172